SCHEDULE OF REDEEMABLE NON-CONTROLLING INTEREST (Details) - 12 months ended Mar. 31, 2024 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Noncontrolling Interest [Abstract]
Balance
Issuance of redeemable non-controlling interests		147,090
Accretion to redemption value of redeemable non-controlling interests		2,901
Balance	$ 20,774	¥ 149,991